CONVERTIBLE DEBT - Summary of the individual convertible notes (Details)		12 Months Ended
	Sep. 19, 2024	Dec. 31, 2025 USD ($) D $ / shares	Dec. 31, 2024 USD ($)
CONVERTIBLE DEBT
Gross proceeds | $		$ 8,762,250	$ 4,940,000
Conversion Price (in dollars per share)		$ 1
Maturity Date (from issuance date)	1 year
2025 Convertible Notes
CONVERTIBLE DEBT
Gross proceeds | $		$ 3,212,250
Weighted average price, Percentage		90.00%
Number of trading days | D		3
5/25/2025
CONVERTIBLE DEBT
Gross proceeds | $		$ 156,000
Conversion Price (in dollars per share)		$ 8
Conversion Option Period of Exercisability (from issuance date)		180 days
Maturity Date (from issuance date)		210 days
10/1/2025
CONVERTIBLE DEBT
Gross proceeds | $		$ 188,000
Conversion Price (in dollars per share)		$ 1.6
Maturity Date (from issuance date)		302 days
Number of trading days | D		10
Conversion price, floor		$ 1.6
Conversion price, discount percentage		65.00%
10/7/2025
CONVERTIBLE DEBT
Gross proceeds | $		$ 130,000
Conversion Price (in dollars per share)		$ 1.6
Maturity Date (from issuance date)		312 days
Weighted average price, Percentage		75.00%
Number of trading days | D		15
10/23/2025
CONVERTIBLE DEBT
Gross proceeds | $		$ 246,250
Conversion Price (in dollars per share)		$ 1.2
Maturity Date (from issuance date)		365 days
10/23/2025 | First 210 days following issuance of convertible note
CONVERTIBLE DEBT
Conversion Price (in dollars per share)		$ 8
Conversion Option Period of Exercisability (from issuance date)		210 days
Weighted average price, Percentage		90.00%
Number of trading days immediately prior to applicable measurement date | D		3
10/23/2025 | 180 days period after issuance of convertible note
CONVERTIBLE DEBT
Conversion Price (in dollars per share)		$ 8
Conversion Option Period of Exercisability (from issuance date)		180 days
11/25/2025
CONVERTIBLE DEBT
Gross proceeds | $		$ 192,000
Conversion Price (in dollars per share)		$ 1.04
Maturity Date (from issuance date)		310 days
Convertible note is convertible at a price		65.00%
11/25/2025
CONVERTIBLE DEBT
Gross proceeds | $		$ 500,000
Conversion Price (in dollars per share)		$ 8
Conversion Option Period of Exercisability (from issuance date)		210 days
Maturity Date (from issuance date)		210 days
12/2/2025
CONVERTIBLE DEBT
Gross proceeds | $		$ 250,000
Conversion Price (in dollars per share)		$ 8
Conversion Option Period of Exercisability (from issuance date)		210 days
Maturity Date (from issuance date)		210 days
12/8/2025
CONVERTIBLE DEBT
Gross proceeds | $		$ 1,000,000
Conversion Price (in dollars per share)		$ 8
Conversion Option Period of Exercisability (from issuance date)		210 days
Maturity Date (from issuance date)		210 days
12/8/2025
CONVERTIBLE DEBT
Gross proceeds | $		$ 250,000
Conversion Price (in dollars per share)		$ 8
Conversion Option Period of Exercisability (from issuance date)		210 days
Maturity Date (from issuance date)		210 days
12/8/2025
CONVERTIBLE DEBT
Gross proceeds | $		$ 50,000
Conversion Price (in dollars per share)		$ 8
Conversion Option Period of Exercisability (from issuance date)		210 days
Maturity Date (from issuance date)		210 days
12/16/2025
CONVERTIBLE DEBT
Gross proceeds | $		$ 250,000
Conversion Price (in dollars per share)		$ 8
Conversion Option Period of Exercisability (from issuance date)		210 days
Maturity Date (from issuance date)		210 days